RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
24.	RELATED PARTY BALANCES AND TRANSACTIONS
(a)	Related parties

Names of the major related parties	Nature of relationship
Geely Holding	Entity controlled by the Controlling Shareholder of the Company
Lotus Group International Limited (“LGIL”)	Entity controlled by the Controlling Shareholder of the Company
Lotus Cars Limited (“LCL”)	Entity controlled by the Controlling Shareholder of the Company
Geely HK	Entity controlled by the Controlling Shareholder of the Company
ECARX	Entity controlled by the Controlling Shareholder of the Company
Hubei Ecarx Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Wuhan Geely Auto Parts Co., Ltd. (“Wuhan Geely Auto Parts”)	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Co., Ltd. Wuhan Branch (“Geely Auto Wuhan Branch”)	Entity controlled by the Controlling Shareholder of the Company
Ningbo Geely R&D	Entity controlled by the Controlling Shareholder of the Company
Geely Automobile Research Institute (Ningbo) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Fenghua Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Jisu Supply Chain Management Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Chengdu Jinluda Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hangzhou Luhongyuan Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hubei Changjiang Chegu Industry Investment Fund Partnership	Entity which is under significant influence of the Company
Wuxi InfiMotion	Entity which is under significant influence of the Company
Lotus Cars USA Inc.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Geely Evun Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jizhi Culture Creative Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Volvo Personvagnar Aktiebolag	Entity controlled by the Controlling Shareholder of the Company
Shanghai Global Trading Corporation	Entity controlled by the Controlling Shareholder of the Company
Viridi E-Mobility (Ningbo) Co.,LTD	Entity controlled by the Controlling Shareholder of the Company
Ningbo Jining Automobile Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Muguang Digital Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hunan Geely Automobile Components Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Engineering Technology Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jixing Era Technology (Nanjing) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Farizon Commercial Vehicle Research and Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Sichuan Geely Automobile Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jiangsu Weikenxi Automotive Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Ningbo Jirun Auto Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Guizhou Geely Automobile Manufacturing Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
London EV Company Limited	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Commerce Service Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Geely UK Limited	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Powertrain Co., Ltd	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Parts & Components Stock Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Zeekr Automobile Research & Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Qizheng New Energy Vehicle (Jinan) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Weixing Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Vast Energy Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Jidi Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Power Assembly Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
DRB HICOM BERHAD	Entity controlled by the ultimate owner of a principal shareholder of the Company
Chongqing Ruilan Automobile Manufacturing Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Lotus GmbH	Entity which is under significant influence of the Company
Chongqing Qianli Intelligent Driving Technology Co., Ltd.	Entity which is under significant influence of the Controlling Shareholder the Company
Lightning Speed	Entity controlled by the Controlling Shareholder of the Company
Kingway	Joint venture of the Group

During the six months ended June 30, 2026 and 2025, in addition to the related party transactions disclosed in note 2(d) disposal of subsidiaries, note 10 of borrowings and note 15 of convertible notes to the financial statements, the Group entered into the following significant related party transactions.

(b)	Significant related party transactions

During the six months ended June 30, 2026 and 2025, the Group entered into the following significant related party transactions:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Provision of services (i)	231	16,685
Sales of goods (i)	11,767	2,762

	Six Months Ended June 30,
	2026	2025
	US$	US$
Purchase of products and services ((iii).a)	334,976	178,224
Purchase of products and services for R&D activities ((iii).b)	14,221	49,264
Purchase of equipment and software ((iii).c)	58	465
Short-term lease cost ((iii).e)	81	151
Loans to a related party ((ii).b)	72,731	—
Proceed from settlement of related party loans ((ii).b)	62,136	—
Interest income on loans due from related parties ((ii).b)	11,765	9,317
Payment of lease liabilities (iv)	935	922
Payments on behalf of related parties((ii).a)	8,859	4,619
Payments by related parties on behalf of the Group ((iii).d)	929	1,294
Proceeds of borrowing from related parties (vi)	261,003	342,633
Repayments of borrowing from related parties (vi)	226,108	161,639
Interest expense on borrowing due to related parties ((iii).a & (vi))	23,183	13,799
Disposal of equipment ((ii).f)	331	10,162
Refund of license fee in connection with adjustments to the product pipeline from a related party (vii)	99,114	—

(c)	Significant related party balances

The outstanding balances mainly arising from the above transactions as of June 30, 2026 and December 31, 2025 are as follows:

	As of	As of
	June 30, 2026	December 31, 2025
	US$	US$
Accounts receivable – related parties (i)	59,734	114,126
Contract liabilities – related parties* (i)	4,354	228
Prepayments and other current assets – related parties (ii)	112,784	111,886
Other non-current assets – related parties ((ii).e)	587	569
Accounts payable – related parties ((iii).a)	633,627	458,189
Accrued expenses and other current liabilities – related parties (iii)	130,871	211,665
Other non-current liabilities – related parties ((iii).f)	—	856
Operating lease liabilities– related parties, current* (iv)	1,661	1,636
Operating lease liabilities– related parties, non-current (iv)	2,219	3,105
Investment securities – related parties (v)	1,358	1,811
Equity security without readily determinable fair values using the measurement alternative – related party	36,706	35,568
Loan receivable from a related party ((ii). b)	368,584	351,486
Short-term borrowings - related parties(vi)	863,776	784,288

* These items are included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025.

Note:

(i)	The Group sold sports cars, EV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$231 and US$16,685 for the six months ended June 30, 2026 and 2025, respectively. The Group sold sports cars, EV lifestyle models, auto parts and peripheral products to related parties amounting to US$11,767 and US$2,762 for the six months ended June 30, 2026 and 2025, respectively.

Accounts receivable due from related parties arising from sales of goods and provision of services, including facilitation services in relation to logistics and order processing, were US$59,734 and US$114,126 as of June 30, 2026 and December 31, 2025, respectively. Receipts in advance of US$4,354 and US$228 were included in contract liabilities – related parties as of June 30, 2026 and December 31, 2025, respectively.

(ii)

Prepayments and other current assets – related parties, other non-current assets – related parties and loan receivable from a related party of the Group are mainly arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash payments on behalf of related parties.

a.	The Group made payments of US$8,859 and US$4,619 on behalf of related parties for the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, receivables of US$25,000 and US$5,764 was included in prepayments and other current assets – related parties, respectively.
b.	On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, pursuant to which the Company’s subsidiary provided unsecured loans with a total principal amount of US$354,000 with a term of five years and annual interest rate of 6.95%. During the six months ended June 30, 2026 and 2025, the Group provided loan principal of US$72,731 and nil and recognized interest income of US$11,564 and US$9,017, respectively. As of June 30, 2026 and December 31, 2025, the receivable for the loan principal and interest of US$368,564 and US$351,486 was included in loan receivable from a related party, respectively.

The Group provided unsecured short-term loans to a subsidiary disposed in September 2024 with an interest rate of 3% per annum. During the six months ended June 30, 2026 and 2025, the Group recognized interest income of US$120 and US$232. The Group received total repayments of US$18,115 during the six months ended June 30, 2026, and the loan was fully settled. As of December 31, 2025, the receivable for the loan principal and interest of US$18,052 was included in prepayments and other current assets – related parties.

In addition, the Group recognized interest income of US$81 and US$68 arising from unsecured short-term loans with interest rates of 3.65%-4.5% per annum to related parties for the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the receivable for the loan principal and interest of US$4,779 and US$ 4,706 was included in prepayments and other current assets – related parties, respectively.

c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$83,398 and US$83,296 were included in prepayments and other current assets – related parties as of June 30, 2026 and December 31, 2025, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$2 and US $9 were included in prepayments and other current assets – related parties as of June 30, 2026 and December 31, 2025, respectively.
e.	As of June 30, 2026 and December 31, 2025, the deposit paid recorded in other non-current assets - related parties was US$587 and US$ 569, respectively.
f.	During the six months ended June 30, 2026 and 2025, the Group disposed some equipment amounting to US$331 and US$10,162 to related parties. As of June 30, 2026 and December 31, 2025, receivable from the disposal recorded in prepayments and other current assets – related parties was US$2,297 and US$2,666.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are mainly arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group.

a.	The Group purchased sports cars, EV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and EV lifestyle models and other consulting services from related parties. During the six months ended June 30, 2026 and 2025, these purchases amounted to US$334,976 and US$178,224, among which, US$198,294 and US$158,085 were recognized as cost of goods sold for the six months ended June 30, 2026 and 2025, respectively.

As of June 30, 2026 and December 31, 2025, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and EV lifestyle models and other consulting services of US$94,940 and US$52,917 were included in accrued expenses and other current liabilities – related parties, respectively.

As of June 30, 2026 and December 31, 2025, the amounts due to related parties for purchase of sports cars, EV lifestyle models, auto parts and peripheral products of US$633,627 and US$458,189 was included in accounts payable-related parties, respectively.

During the six months ended June 30, 2026 and 2025, the Group incurred interest expense of US$4,420 and US$3,709 due to the delay payments of accounts payable due to related parties, bearing interest rate of 5.00% - 6.95% per annum.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$14,221 and US$49,264 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the amounts due to related parties for purchase of products and services for R&D activities of US$33,360 and US$156,442 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$58 and US$465 from related parties for the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the amounts due to related parties for purchase of equipment and software of US$591 and US$1,603 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	During the six months ended June 30, 2026 and 2025, related parties paid US$929 and US$1,294 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, out of which US$882 and US$397 were included in accrued expenses and other current liabilities – related parties as of June 30, 2026 and December 31, 2025, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the six months ended June 30, 2026 and 2025, the Group incurred short-term lease costs of US$81 and US$151, respectively.
f.	The Group received deposits of US$943 and nil for the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, US$1,097 and US$306 were included in accrued expenses and other current liabilities – related parties, and nil and US$856 was included in other non-current liabilities-related parties, respectively.
(iv)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the six months ended June 30, 2026 and 2025, the Group paid lease liabilities of US$935 and US$922, respectively. As of June 30, 2026 and December 31, 2025, current portion of operating lease liabilities were US$1,661 and US$1,636, respectively, and non-current portion of operating lease liabilities were US$2,219 and US$3,105, respectively.

(v)

On May 13, 2022, the Company purchased a one-year convertible note with the principal of US$10,000 issued by ECARX. Upon the listing of ECARX on December 21, 2022, the convertible note was automatically converted to the Class A ordinary shares of ECARX at conversion price of US$9.5 per share. As of June 30, 2026 and December 31, 2025, the fair value of such shares was US$1,358 and US$1,811, respectively.

(vi)

During the six months ended June 30, 2026, the Group borrowed loans due within one year or less with principal amounts of US$261,003 from related parties ultimately controlled by the Controlling Shareholder, bearing interest rates of 3.45% - 7.91% per annum, and repaid the loan principal amounts of US$226,108 to related parties.

During the six months ended June 30, 2025, the Group borrowed loans due within one year or less with principal amounts of US$342,633 from related parties ultimately controlled by the Controlling Shareholder, bearing interest rates of 3.7%-6.0% per annum, and repaid the loan principal amounts of US$161,639 to related parties.

During the six months ended June 30, 2026 and 2025, the Group incurred related interest expenses of US$18,763 and US$10,090, respectively.

As of June 30, 2026 and December 31, 2025, the outstanding loan principal and interest balance of US$863,776 and US$784,288 were included in short-term borrowings – related parties, respectively.

For the outstanding loan principal and interest as of June 30, 2026, US$187,178 was secured by 45% equity interests held by Ningbo Lotus in Ningbo Robotics, US$433,852 was secured by the Group’s intellectual property with carrying amount of nil as the research and development costs were expensed historically, and US$242,136 was a stock-settled debt as the Company granted a right to an affiliate of Geely Holding to subscribe for shares of the Company at market price covering the then outstanding loan amount in the event of default, out of which US$84,640 was further secured by the Group’s intellectual property with carrying amount of nil.

For the outstanding loan principal and interest as of December 31, 2025, US$178,414 was secured by 45% equity interests held by Ningbo Lotus in Ningbo Robotics, US$374,501 was secured by the Group’s intellectual property with carrying amount of nil as the research and development costs were expensed historically, and US$231,328 was a stock-settled debt as the Company granted a right to an affiliate of Geely Holding to subscribe for shares of the Company at market price covering the then outstanding loan amount in the event of default, out of which US$79,664 was further secured by the Group’s intellectual property with carrying amount of nil.

(vii)	The Group received a total of US$99.1 million refund of license fee in connection with adjustments to the product pipeline from a related party, and recorded as a deduction of research and development expenses during the six months ended June 30, 2026.
(d)	Manufacturing agreement with the Geely Group

The Group entered into a manufacturing agreement with Geely Auto Wuhan Branch and Wuhan Geely Auto Parts (collectively as “OEMs”), for the manufacture of the Group’s electrical vehicles for 10 years starting from June 21, 2022. Pursuant to the manufacturing agreement, the Group commissioned OEMs for the production of electrical vehicles and agreed to authorize OEMs to access the Group’s technologies for the production of such models. The Group is mainly responsible for the design and development of the models, designation of suppliers, product announcement, and ensuring consistency with global standards of the Lotus brand. The Group also provides OEMs the necessary intellectual properties for the manufacture of electrical vehicles. OEMs are mainly responsible for the procurement and inspection of raw materials, production planning, production quality control, logistics and transportation of manufactured vehicles, and construction and operation of the manufacturing plant. Particularly, quality control is carried out in accordance with the Group’s quality assurance framework and approved by OEMs. In addition, OEMs are responsible for obtaining certificates for the manufactured vehicles.

(e)Lotus Application Entrusted Operation & Maintenance Contract with Wuhan Quanqing

The Group entered into an application entrusted operation & maintenance contract with Wuhan Quanqing, in May 2023. Pursuant to the contract, the Group will pay Wuhan Quanqing certain service fee for the entrusted daily operation and maintenance service provided by Wuhan Quanqing for the Group’s Lotus App. As of June 30, 2026 and December 31, 2025, nil service fee has been incurred.